Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of defined benefit plans [Line Items]
Net defined benefit liability (asset) at beginning of period	$ 618		$ 7,088	$ 6,462
Current service cost	2,918		2,866	2,884
Interest expense/interest income	(13)		27	102
Amounts recognized in profit or loss	2,905		2,893	2,986
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	193		352	(136)
Actuarial (gain) losses recognized from changes in demographic assumptions	15		(124)	11
Actuarial (gains) losses recognized from changes in financial assumptions			1,715	(1)
Actuarial losses recognized from experience adjustments	1,816		100	357
Amounts recognized in other comprehensive income	2,024	$ 68	2,043	231
Contributions from employer	(2,635)		(11,235)	(2,435)
Benefits paid	0		0	0
Benefits paid directly by the Company	(221)		(171)	(156)
Net defined benefit liability (asset) at end of period	2,691		618	7,088
Present value of funded defined benefit obligation [Member]
Disclosure of defined benefit plans [Line Items]
Net defined benefit liability (asset) at beginning of period	34,572		30,882	27,958
Current service cost	2,918		2,866	2,884
Interest expense/interest income	506		600	546
Amounts recognized in profit or loss	3,424		3,466	3,430
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gain) losses recognized from changes in demographic assumptions	15		(124)	11
Actuarial (gains) losses recognized from changes in financial assumptions			1,715	(1)
Actuarial losses recognized from experience adjustments	1,816		100	357
Amounts recognized in other comprehensive income	1,831		1,691	367
Contributions from employer	0		0	0
Benefits paid	(1,943)		(1,296)	(717)
Benefits paid directly by the Company	(221)		(171)	(156)
Net defined benefit liability (asset) at end of period	37,663		34,572	30,882
Fair value of plan assets [Member]
Disclosure of defined benefit plans [Line Items]
Net defined benefit liability (asset) at beginning of period	33,954		23,794	21,496
Current service cost	0		0	0
Interest expense/interest income	519		573	444
Amounts recognized in profit or loss	519		573	444
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(193)		(352)	136
Actuarial (gain) losses recognized from changes in demographic assumptions	0		0	0
Actuarial (gains) losses recognized from changes in financial assumptions			0	0
Actuarial losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	(193)		(352)	136
Contributions from employer	2,635		11,235	2,435
Benefits paid	(1,943)		(1,296)	(717)
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 34,972		$ 33,954	$ 23,794